SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,183	$ 888
Current portion of long-term debt	1,373	836
Lease obligations	163	189
Total	$ 2,719	$ 1,913
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	0.80%	0.90%